Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Comprehensive loss	$ (268,377)	$ (1,729,001)	$ (2,203,554)